Consolidated Financial Statements $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current assets
Cash	$ 105,900	$ 33,407
Amounts receivable	11,046	7,951
Inventories	17,641	18,596
Other current assets	6,621	1,471
Total current assets	141,252	61,425
Non-current assets
Investments in associates	8,833	12,964
Other investments	33,819	49,516
Mining interests	580,479	475,621
Property, plant and equipment	111,696	83,712
Exploration and evaluation	55,126	3,635
Other assets	36,994	16,251
Total assets	968,199	703,124
Current liabilities
Accounts payable and accrued liabilities	31,106	25,117
Deferred premium on flow-through shares		914
Lease liabilities	1,208	8,104
Contract liability	941	3,822
Current Portion of long-term debt	4,663	1,610
Environmental rehabilitation provision	9,738	2,287
Deferred Consideration and contingent payments	3,386
Total current liabilities	51,042	41,854
Non-current liabilities
Long term debt	12,256	2,154
Lease liabilities	962	1,762
Contract liability	54,252	20,998
Environmental rehabilitation provision	66,032	50,949
Warrant liability	16,395
Deferred Consideration and contingent payments	13,252
Deferred income taxes	23,574	1,205
Total liabilities	237,765	118,922
Equity
Share capital	1,032,786	714,373
Warrants	1,573
Contributed surplus	12,857	6,436
Accumulated other comprehensive income	7,166	6,764
Deficit	(323,948)	(143,371)
Total shareholder's equity	730,434	584,202
Total liabilities and shareholder's equity	$ 968,199	$ 703,124